Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 17,712	$ 17,510
Amount at end of year	18,736	17,712	$ 17,510
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	75,168	70,064	65,820
Increases	5,600	6,191	4,459
Translation effect	(290)	(1,455)	(682)
Adjustment for inflation	1,198	863	889
Decreases, reclassifications and other movements	(29,272)	(495)	(422)
Amount at end of year	52,404	75,168	70,064
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	54,636	51,803	49,043
Increases	2,771	3,252	2,724
Translation effect	(151)	(764)	(351)
Adjustment for inflation	639	453	460
Decreases, reclassifications and other movements	(24,947)	(108)	(73)
Amount at end of year	32,948	54,636	51,803
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	20,532	18,261	16,777
Amount at end of year	19,456	20,532	18,261
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,340	1,395	1,343
Increases	1	1	1
Translation effect	(43)	(178)	(86)
Adjustment for inflation	151	106	111
Decreases, reclassifications and other movements	(94)	16	26
Amount at end of year	1,355	1,340	1,395
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	688	700	656
Increases	29	28	29
Translation effect	(19)	(96)	(44)
Adjustment for inflation	80	57	59
Decreases, reclassifications and other movements	(63)	(1)	0
Amount at end of year	715	688	700
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	652	695	687
Amount at end of year	640	652	695
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	53,101	50,087	47,757
Increases	169	511	278
Decreases, reclassifications and other movements	(24,759)	2,503	2,052
Amount at end of year	28,511	53,101	50,087
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	44,894	42,294	40,216
Increases	2,160	2,692	2,123
Decreases, reclassifications and other movements	(24,725)	(92)	(45)
Amount at end of year	22,329	44,894	42,294
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,207	7,793	7,541
Amount at end of year	6,182	8,207	7,793
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,911	8,677	8,327
Increases	95	99	69
Decreases, reclassifications and other movements	325	135	281
Amount at end of year	9,331	8,911	8,677
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,858	5,494	5,121
Increases	372	364	374
Decreases, reclassifications and other movements		0	(1)
Amount at end of year	6,230	5,858	5,494
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,053	3,183	3,206
Amount at end of year	3,101	3,053	3,183
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	677	528	490
Increases	28	6	9
Translation effect	(12)	(55)	(23)
Adjustment for inflation	48	33	31
Decreases, reclassifications and other movements	(13)	165	21
Amount at end of year	728	677	528
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	370	359	337
Increases	41	30	25
Translation effect	(8)	(36)	(15)
Adjustment for inflation	32	22	20
Decreases, reclassifications and other movements	(57)	(5)	(8)
Amount at end of year	378	370	359
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	307	169	153
Amount at end of year	350	307	169
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,439	1,195	1,058
Increases	1,263	1,282	944
Translation effect	(4)	(19)	(9)
Adjustment for inflation	16	11	12
Decreases, reclassifications and other movements	(1,151)	(1,030)	(810)
Amount at end of year	1,563	1,439	1,195
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,439	1,195	1,058
Amount at end of year	1,563	1,439	1,195
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,665	3,880	2,819
Increases	3,928	4,161	3,080
Translation effect	(6)	(46)	(28)
Adjustment for inflation	24	27	36
Decreases, reclassifications and other movements	(3,543)	(2,357)	(2,027)
Amount at end of year	6,068	5,665	3,880
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,665	3,880	2,819
Amount at end of year	6,068	5,665	3,880
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	131	38	42
Increases	99	119	43
Decreases, reclassifications and other movements	(171)	(26)	(47)
Amount at end of year	59	131	38
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	131	38	42
Amount at end of year	59	131	38
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	869	832	807
Increases	2	4	1
Translation effect	(7)	(30)	(14)
Adjustment for inflation	31	18	18
Decreases, reclassifications and other movements	1	45	20
Amount at end of year	896	869	832
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	786	761	701
Increases	39	36	56
Translation effect	(5)	(27)	(12)
Adjustment for inflation	22	16	16
Decreases, reclassifications and other movements	(42)
Amount at end of year	800	786	761
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	83	71	106
Amount at end of year	96	83	71
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,382	1,343	1,319
Decreases, reclassifications and other movements	183	39	24
Amount at end of year	1,565	1,382	1,343
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	981	925	869
Increases	72	64	67
Decreases, reclassifications and other movements	(12)	(8)	(11)
Amount at end of year	1,041	981	925
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	401	418	450
Amount at end of year	524	401	418
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	810	1,159	995
Translation effect	(176)	(904)	(418)
Adjustment for inflation	746	537	547
Decreases, reclassifications and other movements	(5)	18	35
Amount at end of year	1,375	810	1,159
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	411	586	509
Increases	25	10	19
Translation effect	(89)	(455)	(213)
Adjustment for inflation	376	270	279
Decreases, reclassifications and other movements	(12)		(8)
Amount at end of year	711	411	586
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	399	573	486
Amount at end of year	664	399	573
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	843	930	863
Increases	15	8	34
Translation effect	(42)	(223)	(104)
Adjustment for inflation	182	131	134
Decreases, reclassifications and other movements	(45)	(3)	3
Amount at end of year	953	843	930
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	648	684	634
Increases	33	28	31
Translation effect	(30)	(150)	(67)
Adjustment for inflation	129	88	86
Decreases, reclassifications and other movements	(36)	(2)
Amount at end of year	744	648	684
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	195	246	229
Amount at end of year	$ 209	$ 195	$ 246